UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	4/30/2011

Date of reporting period:	7/31/2010

Item 1.	Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of July 31, 2010 (Unaudited)

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.6%
Alabama 0.9%
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser, Ser. B, A.M.T.(Prerefunded 12/1/13)(c)	AAA(b)	6.375%	12/01/24	$1,000	$1,183,370
Cullman Cnty., Healthcare Auth., Cullman Reg. Med. Ctr., Ser. A	Baa3	7.000	02/01/36	1,000	1,038,880
Selma Indl. Dev. Brd. Rev.,
Gulf Opportunity Zone. Intl. Paper Co., Ser. A	Baa3	5.800	05/01/34	1,000	1,013,270
Gulf Opportunity Zone, Intl. Paper Co., Ser. A	BBB(b)	6.250	11/01/33	1,750	1,828,523

					5,064,043

Arizona 3.4%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	A+(b)	5.500	01/01/38	2,500	2,553,275
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo, Ser. A, A.M.T.	Baa3	7.125	10/01/32	5,000	5,002,899
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250	07/01/32	2,500	2,531,700
Maricopa Cnty. Poll. Ctrl. Corp., Rev.,
El Paso Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,699,935
South. Calif. Edison Co., Poll. Ctrl. Rev., Rfdg. Rmkt., Ser. A	A1	5.000	06/01/35	1,250	1,257,638
Pima Cnty. Indl. Dev. Auth. Rev.,
Ed. Fac.-P.L.C. Charter Sch. Proj.	NR	6.750	04/01/36	1,500	1,368,495
Tucson Elec. Pwr. Co.	Baa3	5.750	09/01/29	1,000	1,021,570
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950	10/01/20	1,000	1,031,390
Pinal Cnty. Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A.	BBB(b)	5.250	10/01/19	3,135	3,087,756

					19,554,658

California 11.4%
California Cnty. Tob. Sec. Agcy. Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100	06/01/28	1,750	1,460,935
California Hlth. Facs. Fing. Auth. Rev.,
Cedars-Sinai Med. Ctr.	A2	5.000	08/15/39	1,000	961,490
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,000	1,046,070
California Mun. Fin. Auth. Rev. Eisenhower. Med. Ctr. Ser. A	NR	5.750	07/01/40	500	495,740
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev., Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.000	07/01/27	1,000	1,000,830
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj.,
Ser. A-1	A2	6.000	03/01/35	1,500	1,549,575
Ser. G-1	A2	5.750	10/01/30	750	774,195
Ser. I-1	A2	6.375	11/01/34	750	800,378

California St.,
G.O.	A1	6.000	04/01/38	3,500	3,740,975
Var. Purp., G.O.	A1	5.000	10/01/29	1,500	1,505,370
Var. Purp., G.O.	A1	5.500	11/01/39	1,000	1,023,940
Var. Purp., G.O.	A1	6.000	11/01/39	1,500	1,609,905
California Statewide Cmntys. Dev. Auth. Rev.,
John Muir Hlth.	A1	5.125	07/01/39	500	492,195
Sch. Fac., Aspire Pub. Sch.	NR	6.000	07/01/30	1,000	1,012,450
Sr. Living Southn. Calif. Presbyterian Homes	BBB(b)	7.250	11/15/41	500	545,075
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev. Talega Cmnty. Facs. Dist. #90-2	NR	6.000	09/01/33	1,000	993,760
City of Chula Vista Indl. Dev. Rev., San Diego Gas, A.M.T.	Aa3	5.000	12/01/27	1,000	1,001,150
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 7/15/09	Baa3	5.875	01/15/28	6,700	6,598,561
Golden St. Tob. Secur. Corp. Tob. Settlement Rev.,
Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	908,430
Asset Bkd., Sr., Ser. A-1	Baa3	5.750	06/01/47	6,515	4,618,158
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.450	09/01/36	1,500	1,239,330
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.200	09/02/25	3,330	3,346,084
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.500	12/01/24	2,000	2,003,780
M-S-R Energy Auth. Calif.,
Ser. A	A(b)	6.500	11/01/39	2,000	2,186,820
Ser. A	A(b)	7.000	11/01/34	1,650	1,901,114
Ser. B	A(b)	6.500	11/01/39	2,000	2,186,820
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	961,470
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.200	02/14/11	3,400	3,462,016
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2, Avalon Ser. A	NR	6.250	09/01/23	3,000	2,908,710
Port of Oakland, Unrefunded Balance, Ser. K, A.M.T., N.A.T.L.	A2	5.875	11/01/30	4,960	4,960,743
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1,
Sunridge Anatolia	NR	6.000	09/01/33	1,000	943,990
Sunridge Anatolia	NR	6.100	09/01/37	1,980	1,874,743
Riverside Cnty. Calif. Redev. Agcy. Tax. Alloc. Intst. 215. Corridor Ser. E	Baa2	6.500	10/01/40	500	502,525
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000	09/01/33	1,800	1,751,688
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000	09/01/36	500	521,655
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A(d)(e)	D(b)	6.500	05/15/25	130	96,226
Vernon California Elec. Sys. Rev., Ser. A	A3	5.125	08/01/21	1,500	1,595,835
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300	09/01/36	1,000	731,140

					65,313,871

Colorado 1.4%
Colorado Hlth. Facs. Auth. Rev.,
Adventist Hlth. Sunbelt Ser. D, Rfdg.	Aa3	5.250	11/15/35	2,500	2,525,124

Christian Living Cmntys. Proj., Ser. A	NR	5.750	01/01/37	1,500	1,319,475
Valley View Assn. Proj.	BBB(b)	5.125	05/15/37	1,240	1,155,420
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375	12/15/30	1,260	1,277,993
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.500	11/15/38	1,500	1,629,495

					7,907,507

Connecticut 1.1%
Connecticut St. Dev. Auth. Poll. Rev., Conn. Lt. & Pwr. B, A.M.T.	Baa1	5.950	09/01/28	1,500	1,512,330
Connecticut St. Dev. Auth. Solid Wste. Disp. Facs. Rev., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750	11/01/37	1,600	1,602,512
Hamden Fac. Rev., Whitney Ctr. Proj., Ser. A	NR	7.750	01/01/43	1,000	1,051,360
Harbor Point Infrastructure Impt. Dist. Spl. Oblig. Rev., Harbor Point Proj., Ser. A	NR	7.875	04/01/39	2,000	2,120,160

					6,286,362

Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev., Rfdg. Gas Facs., Delmarva Pwr.	Baa2	5.400	02/01/31	1,000	1,025,640
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Ba3	5.000	06/01/30	2,000	1,200,600

					2,226,240

District of Columbia 0.3%
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,500	1,574,010

Florida 4.8%
Citizens Ppty. Ins. Corp., Sr. Secd., High Act	A2	6.000	06/01/16	1,500	1,646,085
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev.,
Spl. Purp.- Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	3,000	2,763,090
Spl. Purp.- Jetblue Airways Corp., A.M.T.	NR	6.500	11/15/36	2,000	1,812,740
Highlands Cmnty. Dev. Dist. Spl. Assmt.(d)(e)	NR	5.550	05/01/36	400	207,232
Hillsborough Cnty. Indl. Dev. Auth. Rev.,
Hlth. Facs., Univ. Cmnty. Hosp., Ser. B	Baa3	8.000	08/15/32	1,000	1,143,830
Tampa Electric	Baa1	5.650	05/15/18	1,000	1,120,830
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750	05/01/36	1,890	1,071,895
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	A2	5.000	10/01/26	2,000	2,000,920
Jacksonville Econ. Dev.,
Anheuser Busch Co., Ser. B, A.M.T.	Baa2	4.750	03/01/47	2,500	2,214,350
Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.300	05/01/37	3,000	2,451,030
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba1	6.700	11/15/19	1,000	1,024,730
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A (original cost $1,360,000; purchased 6/17/05)(d)(e)(f)	NR	5.400	05/01/36	1,360	264,792
Reunion West Cmnty. Dev. Dist. Spec. Assmt.(j)	NR	6.250	05/01/36	1,420	586,673
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625	07/01/39	1,000	1,040,840
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A	Ba2	5.500	10/01/24	1,000	942,170

South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp.	A2	5.250	10/01/34	1,250	1,236,400
South Lake Hosp., Ser. A	Baa2	6.250	04/01/39	1,910	1,974,042
St. Johns Cnty. Fla. Indl. Dev. Auth. Rev. Presbyterian Retirement Ser. A	NR	6.000	08/01/45	1,000	1,000,740
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500	11/15/39	1,500	1,663,095
Village Cmnty. Dev. Dist No. 8. Fla. Spl. Assmt. Rev. Rfdg., Phase II	NR	6.125	05/01/39	1,000	1,003,890

					27,169,374

Georgia 1.3%
Burke Cnty. Dev. Auth. Poll. Rev., Oglethorpe Pwr.-Vogtle Proj., Ser. B	A3	5.500	01/01/33	1,000	1,042,590
Clayton Cnty. Dev. Auth. Spl. Facs. Rev.,
Delta Air Lines, Ser. A	CCC+(b)	8.750	06/01/29	2,000	2,159,120
Delta Air Lines, Ser. B, A.M.T.	CCC+(b)	9.000	06/01/35	1,000	1,047,890
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	1,087,560
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa2	6.150	02/01/20	1,000	1,221,450
Marietta Development Auth. Rev., Life Univ.	Ba3	7.000	06/15/39	1,000	986,470

					7,545,080

Guam 0.2%
Guam Govt., Ser. A	B+(b)	7.000	11/15/39	1,000	1,081,420

Hawaii 0.6%
Hawaii Pac. Hlth. Rev.
Spl. Purp.	A3	5.750	07/01/40	500	501,095
Spl. Purp., Ser. B	A3	5.500	07/01/40	1,000	964,440
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev.,
15 Craigside Proj.	NR	9.000	11/15/44	1,000	1,122,550
Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	1,089,550

					3,677,635

Idaho 0.4%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750	11/01/37	1,000	1,107,080
Idaho Hsg. & Fin. Assn. Rev., North Star Charter Sch. Proj.	BB(b)	9.500	07/01/39	1,000	1,167,310

					2,274,390

Illinois 8.9%
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(c)	AAA(b)	7.750	03/01/27	5,000	5,315,300
Illinois Fin. Auth. Rev.,
American Water Cap. Corp. Proj.	Baa2	5.250	10/01/39	3,150	3,165,687
Cent. Dupage Health, Ser. B	AA(b)	5.500	11/01/39	1,500	1,565,055
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	02/15/37	1,000	810,370
Illinois Inst. of Technology, Ser. A	Baa2	5.000	04/01/31	2,500	2,246,850
Illinois Inst. of Technology, Ser. A	Baa2	5.000	04/01/36	5,000	4,354,850
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,500	1,641,105

Provena Hlth., Ser. A	Baa1	6.000	05/01/28	1,500	1,515,270
Provena Hlth., Ser. A	Baa1	7.750	08/15/34	1,000	1,157,800
Rush Univ. Med. Ctr. Oblig. Grp. A	A3	7.250	11/01/38	3,405	3,841,385
Rush Univ. Med. Ctr., Ser. C	A3	6.625	11/01/39	1,000	1,087,350
Silver Cross & Med. Ctrs.	BBB(b)	7.000	08/15/44	3,000	3,208,200
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.000	05/01/30	5,000	4,367,850
Swedish Covenant, Ser. A	BBB+(b)	6.000	08/15/38	1,500	1,512,960
Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp., Ser. A	Aa2	6.250	07/01/22	4,200	4,387,782
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	NR	2.040(g)	12/01/11	3,360	3,270,120
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, N.A.T.L.	A2	5.250	06/15/42	6,000	6,040,920
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(c)	NR	6.700	03/01/33	1,000	1,145,190

					50,634,044

Indiana 2.2%
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev.,
Cmnty. Foundation Northwest Ind.	BBB(b)	5.500	03/01/37	2,000	1,977,860
Cmnty. Foundation Northwest Ind., Ser. A	BBB(b)	6.000	03/01/34	3,000	3,032,370
Indiana St. Fin. Auth. Env. Facs. Rev.,
Duke Energy Ind., Ser. B	A(b)	6.000	08/01/39	1,000	1,096,070
Ind. Pwr. & Lt. Co., Ser. B	A3	4.900	01/01/16	1,500	1,632,150
Indiana St. Fin. Auth. Rev.,
Drexel Fndtn. Edl. Facs. Proj., Ser. A	BBB-(b)	7.000	10/01/39	1,000	1,054,480
U.S. Steel Corp., Rfdg. Impt.	Ba2	6.000	12/01/26	1,000	1,024,600
Indiana St. Hsg. Fin. Auth. Single Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.000	01/01/34	390	389,263
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj. Ser. A	A1	5.750	01/01/38	1,000	1,080,210
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.800	09/01/47	1,500	1,372,875

					12,659,878

Iowa 0.6%
Altoona Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000	06/01/43	1,000	1,028,190
Iowa St. Fin. Auth. Healthcare, Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(c)	AAA(b)	9.250	07/01/25	1,960	2,159,920

					3,188,110

Kansas 0.4%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	Aa3	5.750	11/15/38	1,000	1,081,370
Wyandotte Cnty. Kans. City. Uni. Govt. Spl. Oblig. Rev. Cap. Apprec.-Sales Tax-Sub. Lien, Ser. B	NR	5.670(g)	06/01/21	2,500	1,364,300

					2,445,670

Kentucky 0.8%
Kentucky Economic Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Health Sys.	Baa2	6.375	06/01/40	3,500	3,646,230

Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj.,
Ser. A	Baa2	6.250	06/01/39	500	539,345
Ser. B	Baa2	5.625	09/01/39	500	515,940

					4,701,515

Louisiana 2.3%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Ba1	6.625	02/01/16	2,500	2,506,225
Louisiana Loc. Govt. Woman’s Hospital Foundation	A3	6.000	10/01/44	2,000	2,017,980
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750	07/01/39	2,000	2,193,460
Louisiana St. Citizens Ppty. Ins. Assmt. Rev., Ser. C, A.G.C.	Aa3	6.750	06/01/26	2,000	2,318,280
Tobacco Settlement Fing. Corp. Rev., Asset Bkd.,
Ser. 2001B	Baa3	5.500	05/15/30	1,300	1,307,891
Ser. 2001B	Baa3	5.875	05/15/39	3,000	2,940,510

					13,284,346

Maryland 0.3%
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200	09/01/22	1,000	1,154,570
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR	5.250	12/01/13	700	714,098

					1,868,668

Massachusetts 2.5%
Massachusetts St. Coll. Bldg., Auth. Rev., Proj. & Rfdg. Bonds, Ser. A	Aa1	7.500	05/01/14	1,750	2,008,685
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,830	3,507,629
Carleton Willard Vlg.	A-(b)	5.625	12/01/30	400	403,288
Groves in Lincoln-Deacone, Sr. Living Fac. Rev., Ser. B1	NR	7.250	06/01/16	1,000	1,009,120
Linden Ponds, Inc. Fac., Ser. A (original cost $1,020,130; purchased 7/20/07)(e)(f)	NR	5.750	11/15/42	1,000	724,240
Solid Wste. Disp. Rev., Dominion Energy Brayton(Mandatory put date 5/1/19)	Baa2	5.750	12/01/42	1,000	1,088,030
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Caritas Christi Oblig. Group, Rfdg., Ser. A	Baa2	5.750	07/01/28	2,000	1,893,000
Caritas Christi Oblig. Group, Rfdg., Ser. B	Baa2	6.750	07/01/16	3,595	3,766,194

					14,400,186

Michigan 4.0%
Detroit Mich. Distr. St. Aid, G.O.	Aa3	5.250	11/01/35	500	500,745
Detroit Mich. Sewer Disp. Rev., Sr. Lien Ser. B, A.G.C.	Aa3	7.500	07/01/33	1,000	1,204,070
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., N.A.T.L.(c)(e)(h)	Aaa	9.735	06/01/11	100	100,806
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BB+(b)	6.250	07/01/40	3,000	2,800,799
Michigan Pub. Edl. Facs. Auth. Rev., Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.800	09/01/30	1,250	1,034,513

Michigan St. Hosp. Fin. Auth. Rev.,
Henry Ford Hlth.	A1	5.750	11/15/39	1,000	1,002,040
Henry Ford Hlth. Sys. Rfdg., Ser. A	A1	5.250	11/15/46	3,000	2,757,720
McLaren Healthcare Corp.	Aa3	5.750	05/15/38	1,500	1,557,030
Michigan St. Strategic Fd. Ltd. Oblig. Rev.,
Detroit Ed., Rmkt.	A2	5.625	07/01/20	1,000	1,114,600
Dow Chemical, Ser. A-1, A.M.T. (Mandatory put date 6/2/14)	BBB-(b)	6.750	12/01/28	1,000	1,109,440
Dow Chemical, Ser. B-1	Baa3	6.250	06/01/14	1,000	1,109,500
Michigan Strategic Fund Solid Wste. Disp. Rev., Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500	12/01/13	1,000	1,033,260
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev.,
William Beaumont Hosp.	A1	8.250	09/01/39	2,150	2,567,272
William Beaumont Hosp., Ser. W	A1	6.000	08/01/39	1,000	1,023,720
Summit Academy North Pub. Sch., Academy Rev., Rfdg.	BB+(b)	5.500	11/01/30	1,500	1,207,095
Summit Academy Pub. Sch., Academy Rev., Rfdg.	BB+(b)	6.250	11/01/25	2,060	1,887,434
Wayne Charter Cnty. Mich. Bldg. Impt., Ser. A, G.O.	A2	6.750	11/01/39	1,000	1,060,980

					23,071,024

Minnesota 0.3%
St. Paul Hsg. & Redev. Auth. Healthcare Rev., Allina Health Sys., Ser A-1	A1	5.250	11/15/29	750	767,663
St. Paul Hsg. & Redev. Auth. Hosp. Rev., Health East Proj.	Ba1	6.000	11/15/35	1,000	941,750

					1,709,413

Mississippi 0.2%
Warren County Gulf Opportunity Zone, Intl. Paper, Ser. A	BBB(b)	6.500	09/01/32	1,000	1,057,830

Missouri 0.3%
Manchester Tax Increment & Transn. Rev., Rfdg. Hwy 141, Manchester Rd. Proj.	NR	6.875	11/01/39	1,500	1,513,560

Nevada 1.5%
Clark Cnty. Arpt. Rev., Jet Aviation Fuel Tax,
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/16	1,000	1,060,570
Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/17	1,000	1,052,710
Clark Cnty. Impvt. Dist. Rev., Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100	08/01/18	1,890	1,858,380
Clark Cnty. Ind. Dev. Rev., Nevada Pwr. Co. Proj. Rfdg., Ser. C	BB+(b)	5.500	10/01/30	4,500	4,405,725

					8,377,385

New Hampshire 0.5%
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Dartmouth-Hitchcock	A+(b)	6.000	08/01/38	1,750	1,865,168
New Hampshire St. Business Fin. Auth. Poll. Ctrl. Rev., United Illuminating Co. Proj., A.M.T. (Mandatory put date 2/1/12)	Baa2	7.125	07/01/27	1,000	1,050,020

					2,915,188

New Jersey 7.0%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625	01/01/38	1,000	873,700
New Jersey Econ. Dev. Auth. Rev.,
Cigarette Tax	Baa2	5.500	06/15/24	1,000	989,140
Cigarette Tax	Baa2	5.625	06/15/19	1,250	1,250,263
Cigarette Tax	Baa2	5.750	06/15/34	750	731,880
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250	09/15/29	6,530	6,218,519
Continental Airlines, Inc., A.M.T.	B3	6.400	09/15/23	2,000	1,923,520
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	961,940
Franciscan Oaks Proj. First Mtge. Rfdg.,	NR	5.700	10/01/17	165	164,988
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	01/01/37	3,000	2,600,250
New Jersey Healthcare Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.000	07/01/27	2,000	1,690,740
St. Josephs Healthcare Sys.	Ba1	6.625	07/01/38	3,000	3,114,720
St. Peters Univ. Hosp., Ser. A	Baa2	6.875	07/01/30	2,250	2,251,080
Virtua Hlth.	A(b)	5.750	07/01/33	2,000	2,114,160
New Jersey St. Ed. Facs. Auth. UMDNJ	Baa1	7.500	12/01/32	1,000	1,148,200
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income. Secs., Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 1/1/15)	A3	4.800(g)	01/01/35	4,000	3,264,960
New Jersey St. Transn. Tr. Fd. Sys. Auth.,
Ser. A	Aa3	5.500	12/15/23	2,000	2,342,580
Ser. A	Aa3	5.875	12/15/38	2,000	2,210,580
Tobacco Settlement Fin. Corp., NJ Rev.,
Ser. 1A	Baa3	4.500	06/01/23	400	366,252
Ser. 1A	Baa3	4.625	06/01/26	2,500	2,051,275
Ser. 1A	Baa3	5.000	06/01/41	6,000	3,935,100

					40,203,847

New Mexico 0.8%
Farmington Pollutn. Ctrl. Rev., Rfdg. Pub. Svc. NM San Juan-A	Baa3	5.200	06/01/40	2,150	2,160,191
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.500	07/01/35	1,245	1,341,562
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	08/01/39	1,250	1,259,913

					4,761,666

New York 3.3%
Brookhaven Indl. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(c)	NR	8.250	11/15/30	2,000	2,064,320
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	Baa3	6.375	07/15/43	1,250	1,282,063
Chautauqua Cnty. Indl. Dev. Agcy. Exempt Fac. Rev., Dunkirk Pwr. Proj.	Baa3	5.875	04/01/42	500	512,915

Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	9.151(g)	06/01/47	5,000	185,200
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	9.650(g)	06/01/50	4,000	93,680
Long Island Pwr. Auth. Elec. Sys. Rev.,
Ser. A	A3	6.000	05/01/33	1,500	1,700,640
Ser. A	A3	6.250	04/01/33	500	578,525
New York City Indl. Dev. Agcy., Civic Fac. Rev., Spl. Fac. Rev., American Airlines, JFK Int’l. Arpt.,
A.M.T.	B-(b)	7.125	08/01/11	2,595	2,600,682
A.M.T.	B-(b)	7.500	08/01/16	1,500	1,536,615
A.M.T.	B-(b)	7.750	08/01/31	2,000	2,074,320
Staten Island Univ. Hosp. Proj., Ser. B	Baa3	6.375	07/01/31	945	951,615
Terminal One Group Assn. Proj., A.M.T.	A3	5.500	01/01/24	2,450	2,510,932
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A (original cost $1,099,998; purchased 8/7/07)(d)(e)(f)	NR	6.125	02/15/19	1,100	11
New York St. Dorm. Auth., Orange Reg.-Med. Ctr.	Ba1	6.250	12/01/37	1,500	1,465,290
Suffolk Cnty. Indl. Dev. Agcy. Rev., Keyspan, Port Jefferson	Baa1	5.250	06/01/27	1,500	1,488,300

					19,045,108

North Carolina 0.2%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750	01/01/24	1,000	1,187,030

North Dakota 0.4%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+(b)	6.250	07/01/21	2,000	2,001,460

Ohio 3.0%
Buckeye Tob. Settlement Fin. Auth., Asset Bkd. Sr. Turbo,
Ser. A-2	Baa3	5.125	06/01/24	6,965	5,818,770
Ser. A-2	Baa3	5.875	06/01/47	1,000	705,430
Ser. A-2	Baa3	6.500	06/01/47	2,500	1,938,800
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa1	7.500	01/01/30	3,000	3,032,250
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	1,500	1,577,985
Ohio St. Air Quality Dev. Auth. Rev., Poll. FirstEnergy Generation,
Ser. A	Baa1	5.700	02/01/14	1,500	1,634,760
Ser. C	Baa1	5.625	06/01/18	500	550,845
Ohio St. Wtr. Dev. Auth.
Allied Solid Wste. N.A., Inc., Ser. A, A.M.T.	BBB(b)	5.150	07/15/15	1,250	1,272,900
FirstEnergy Generation, Ser. A (Mandatory put date 6/1/16)	Baa1	5.875	06/01/33	500	551,700

					17,083,440

Oklahoma 0.4%
Tulsa Arpts. Impt. Tr. Gen. Rev., Ser. A	A3	5.375	06/01/24	1,000	1,028,390
Tulsa Cnty. Indl. Auth. Sr. Living Cmnty Rev., Montereau, Inc. Proj., Ser. A	NR	7.125	11/01/30	1,000	1,028,700

					2,057,090

Pennsylvania 5.0%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys.,
Ser. B (Prerefunded 11/15/10)(c)	AAA(b)	9.250	11/15/15		770	800,038
West Penn, Ser. A	B1	5.000	11/15/17		1,975	1,848,462
West Penn, Ser. A	B1	5.000	11/15/28		1,000	786,670
West Penn, Ser. A	B1	5.375	11/15/40		2,000	1,484,640
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250	07/01/39		1,000	1,134,840
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs.,
Ser. A (Prerefunded 1/1/13)(c)	NR	7.250	01/01/35		1,110	1,288,288
Ser. A (Prerefunded 1/1/13)(c)	NR	7.250	01/01/35		2,890	3,354,192
Cumberland Cnty. Mun. Auth. Rev., Diakon Lutheran	NR	6.375	01/01/39		1,000	1,026,440
Delaware Riv. Port. Auth. Rev., Ser. D	A3	5.000	01/01/40		500	507,110
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900	07/01/40		1,000	879,730
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	A3	5.500	08/15/35		1,000	1,008,370
Pennsylvania Econ. Dev. Fin. Auth.
Res. Recov. Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18		1,500	1,429,665
Res. Recov. Rfdg., Sub, Colver Proj., Ser. G, A.M.T.	NR	5.125	12/01/15		1,800	1,740,366
Sew Sludge Disp. Rev., Philadelphia Biosolids	Baa3	6.250	01/01/32		750	790,883
Philadelphia Auth. For Indl. Dev. Rev., Please Touch Museum Proj.	BBB-(b)	5.250	09/01/31		1,500	1,348,140
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev.,
Grad. Hlth. Sys. (original cost $ 915,255; purchased 1/22/98)(d)(e)(f)	NR	7.000	07/01/15		908	9
Grad. Hlth. Sys. (original cost $1,264,342; purchased 1/22/98-6/23/98)(d)(e)(f)	NR	7.250	07/01/18		1,248	12
Grad. Hlth. Sys., Ser. A (original cost $1,039,576; purchased 1/21/98-7/6/98)(d)(e)(f)	NR	6.250	07/01/13		1,108	11
Philadelphia, PA, G.O., Ser. B, A.G.C.	Aa3	7.125	07/15/38		1,500	1,700,400
Somerset Cnty. Hosp. Auth. Rev.,
GF Somerset Healthcare First Mtge. (original cost $8,898,687; purchased 2/10/97)(e)(f)(i)	NR	4.250	06/01/24		8,805	5,206,131
GF Somerset Healthcare First Mtge. (original cost $1,106,647; purchased 2/10/97)(e)(f)(i)	NR	4.200	06/01/09	**	1,095	649,883
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500	01/01/38		1,500	1,495,515

						28,479,795

Puerto Rico 3.2%
Puerto Rico Comwlth. Govt. Dev. Bank Sr. Notes., Ser. C, A.M.T.	A3	5.250	01/01/15		2,000	2,095,340
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	A2	5.500	07/01/28		2,500	2,640,600
Puerto Rico Comwlth., Rfdg. Pub. Impt., Ser. C, G.O.	A3	6.000	07/01/39		800	848,104
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. XX	A3	5.250	07/01/40		2,000	2,015,300
Puerto Rico Pub. Bldg. Auth. Rev.,
Govt. Facs., Ser. P	A3	6.750	07/01/36		750	837,758
Gtd. Rfdg. Govt. Facs., Ser. M	A3	6.000	07/01/20		2,500	2,755,200

Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev.,
Cap. Apprec. Ser. A	A1	6.450(g)	08/01/33	5,000	1,160,350
First Sub., Ser. A	A1	5.500	08/01/42	1,500	1,528,905
First Sub., Ser. A	A1	5.750	08/01/37	1,000	1,046,460
First Sub., Ser. A	A1	6.000	08/01/42	1,500	1,607,670
First Sub., Ser. C	A1	5.250	08/01/41	2,000	2,004,620

					18,540,307

Rhode Island 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000	05/15/39	2,000	2,227,340

South Dakota 0.6%
Educational Enhancement Funding Corp., Tobacco, Ser. B	Baa3	6.500	06/01/32	2,555	2,554,718
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Hlth.	A1	5.500	11/01/40	625	639,963

					3,194,681

Tennessee 4.0%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625	11/01/17	2,000	1,988,060
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev.,
Mountain States Hlth. Alliance	Baa1	6.000	07/01/38	1,000	1,023,960
Rfdg. First Mtge., Mountain States Hlth., Ser. A, N.A.T.L., E.T.M.(c)	Baa1	6.750	07/01/17	2,000	2,413,360
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Health, Ser. A, C.A.B.S.	A-(b)	6.190(g)	01/01/35	1,000	230,760
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (original cost $26,000,000; purchased 12/30/98)(e)(f)(j)	NR	6.500	09/01/28	26,000	8,840,000
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500	12/01/19	3,600	3,605,436
Tennessee Energy Acquisition Corp. Gas Rev.,
Ser. C	Baa1	5.000	02/01/18	2,000	2,048,480
Ser. C	Baa1	5.000	02/01/22	1,000	1,004,080
Ser. C	Baa1	5.000	02/01/25	1,500	1,483,245

					22,637,381

Texas 12.3%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev., American Airlines Inc. Proj., A.M.T.	CCC+(b)	5.750	12/01/29	2,500	1,895,875
Austin Convention Enterprises, Inc., Convention Ctr., Rfdg.,
Second Tier, Ser. B	Ba2	5.750	01/01/24	1,000	926,540
Second Tier, Ser. B	Ba2	5.750	01/01/34	1,000	883,080
Brazos River Auth. Poll. Ctrl. Rev.,
TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Caa3	5.400	10/01/29	1,000	680,470
TXU Energy Co. LLC, Rfdg., A.M.T.	Caa3	5.400	05/01/29	2,000	840,120
TXU Energy Rfdg. Elec. Rmkt., A.M.T.,	Caa3	8.250	10/01/30	3,000	1,627,530
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	Baa2	6.125	04/01/45	2,000	2,015,020

Central Tex. Regl. Mobility Auth. Rev., Sr. Lien	Baa3	5.750	01/01/25	1,000	1,017,400
Clifton Higher Ed. Fin. Corp. Rev.,
Tejano Ctr. Cmnty.	BBB-(b)	9.000	02/15/38	2,000	2,335,820
Uplift Ed., Ser. A	BBB-(b)	6.125	12/01/40	1,000	1,002,550
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev., Rfdg.
American Airlines, Inc., A.M.T.	CCC+(b)	5.500	11/01/30	2,000	1,463,500
American Airlines, Inc., A.M.T.	Caa2	6.375	05/01/35	3,000	2,397,990
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	3,018,450
Harris Cnty. Cultural Ed. Fac. Fin. Corp. Rev.,
Methodist Hosp. Sys., Ser. B	AA(b)	5.500	12/01/18	500	570,960
Tex. Childrens Hosp. Proj.	Aa2	5.500	10/01/39	1,000	1,044,570
Harris Cnty. Indl. Dev. Corp. Solid Wste. Disp. Rev., Deer Park Refining Proj.	A2	5.000	02/01/23	750	776,430
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 2/15/14)(c)	AAA(b)	7.125	02/15/34	1,250	1,515,113
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.000	06/01/18	1,600	1,543,712
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp Inc., Ser. A	BBB(b)	6.375	08/15/44	1,000	1,029,360
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House, G.O., P.S.F.G.(k)	Aaa	5.000	02/15/21	1,000	1,117,730
Lower Colorado Riv. Auth. Rev., Rfdg. & Impt., Ser. A	A1	7.250	05/15/37	5,000	5,586,299
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bnds.
AEP Texas Proj., Rfdg. Ser. B, Rmkt., A.M.B.A.C., A.M.T.	Baa2	4.550	05/01/30	2,000	1,656,740
Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,091,060
Mission Econ. Dev. Corp., Allied Wste., Inc., Proj. A, A.M.T.	Baa3	5.200	04/01/18	2,000	2,013,340
North Tex. Twy. Auth. Rev.,
First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,643,290
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,636,095
First Tier, Ser. C	A2	5.250	01/01/44	2,250	2,252,925
Second Tier Rfdg., Ser. F	A3	5.750	01/01/38	2,500	2,616,500
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	BBB(b)	6.500	08/15/39	1,000	1,038,000
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa3	6.150	08/01/22	1,000	515,150
San Leanna Ed. Facs. Corp. Higher Ed. Rev., Rfdg., Saint Edwards Univ. Proj.	Baa2	4.750	06/01/32	2,750	2,444,668
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Hosp. Rev. Scott & White Healthcare	A1	5.250	08/15/40	2,500	2,484,975
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp., Retirement Fac.Temps.,
75-Mirador Proj., Ser. B-1	NR	7.250	11/15/16	1,000	1,017,440
Sr. Living Ctr. Proj., Ser. C-1	NR	7.500	11/15/16	1,000	1,002,480
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	A2	5.250	12/15/26	3,900	3,779,021
Texas Mun. Pwr. Agcy. Rev., N.A.T.L., E.T.M., C.A.B.S.(c)	A2	1.810(g)	09/01/15	50	45,613

Texas Private Activity Surface Transportation Corp., Sr. Lien,
LBJ Infrastructure	Baa3	7.000	06/30/40	3,500	3,641,225
NTE Mobility	Baa2	6.875	12/31/39	2,000	2,075,720
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed.
Cosmos Fndtn., Ser. A	BBB(b)	5.375	02/15/37	1,000	923,720
Cosmos Fndtn., Ser. A	BBB(b)	6.200	02/15/40	1,000	1,015,060
Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB(b)	5.000	08/15/30	2,000	1,785,680

					69,967,221

Utah 0.3%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000	08/15/41	1,500	1,535,025

Virgin Islands 0.3%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln.
Diageo, Ser. A	Baa3	6.750	10/01/37	750	834,900
Note Sr. Lien A	Baa2	5.000	10/01/29	750	744,465

					1,579,365

Virginia 1.7%
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	09/01/38	2,700	2,893,644
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000	09/01/26	5,165	5,167,531
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	06/01/28	1,600	1,714,752

					9,775,927

Washington 1.8%
FYI Properties Wash. Lease Rev., Washington St. Dist. Proj.	AA(b)	5.500	06/01/39	1,000	1,057,980
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev.,
Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	1,209,587
Skagit Valley Hosp.	Baa2	5.500	12/01/30	1,250	1,230,363
Skagit Valley Hosp.	Baa2	5.750	12/01/32	1,000	999,910
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.500	06/01/26	2,050	2,106,744
Washington St. Healthcare Fac. Auth. Rev.,
Overlake Hosp. Med. Ctr.	A3	5.500	07/01/30	1,115	1,124,277
Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,303,075
Swedish Hlth. Svcs., Ser. A	A2	6.500	11/15/33	1,000	1,048,940

					10,080,876

West Virginia 1.2%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(c)	A2	6.750	09/01/30	7,000	7,108,710

Wisconsin 0.6%
Milwaukee Redev. Auth. Redev. Rev., Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750	08/01/35	1,500	1,386,195

Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	867,240
Beaver Dam Cmnty. Hosp., Inc., Ser. A (Mandatory put date 8/15/16)	NR	6.750	08/15/34	1,250	1,257,825

					3,511,260

Wyoming 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	547,580

Total long-term investments (cost $581,114,691)					557,026,516

SHORT-TERM INVESTMENTS 1.2%
California 0.9%
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., F.R.D.D.(l)	VMIG1	0.250	08/02/10	5,000	5,000,000

Massachusetts 0.1%
Massachusetts St. Hlth. & Edl. Rev., F.R.D.D.(l)	VMIG1	0.170	08/02/10	600	600,000

Texas 0.2%
Dallas Tex. Performing Arts Cultural Facs. Corp. Cultural, Var. Dallas Arts Ctr. Fdtn., Ser. B, F.R.D.D.(l)	VMIG1	0.250	08/02/10	1,400	1,400,000

Total short-term investments (cost $7,000,000)					7,000,000

Total Investments(m) 98.8% (cost $588,114,691)(n)					564,026,516

Other assets in excess of liabilities(o) 1.2%					6,770,583

Net Assets 100.0%					$570,797,099

*	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of July 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A - Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corporation.

A.G.C.—Assured Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

LLC—Limited Liability Corporation.

N.A.T.L.—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.S.F.G.—Permanent School Fund Guaranty.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

(b)	Standard & Poor’s rating.
(c)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents issuer in default of interest payments; non-income producing security.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a security restricted to resale. The aggregate original cost of such securities is $42,704,635. The aggregate value of $15,685,089 is approximately 2.7% of net assets.
(g)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at July 31, 2010.
(h)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of July 31, 2010.
(i)	Represents issuer in default of interest payments; stated rate does not reflect the current yield.
(j)	Represents issuer in default of interest or principal payments.
(k)	All or partial principal amount segregated as initial margin on financial futures contracts.
(l)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2010.
(m)	As of July 31, 2010, 2 securities representing $8,840,011 and 1.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of July 31, 2010 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$ 584,074,758	$28,962,408	($49,010,650)	($20,048,242)

The difference between book basis and tax basis were primarily due to the difference in the treatment of accretion of market discount and amortization of premiums for book and tax purposes.

(o)	Other assets in excess of liabilities include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at July 31, 2010:

Number of Contracts	Type	Expiration Date	Value at July 31, 2010	Value at Trade Date	Unrealized Depreciation(1)
	Short Position:
77	U.S. Long Bond	Sep. 2010	$9,911,344	$9,658,712	$(252,632)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$555,186,505	$8,840,011
Other Financial Instruments*
Futures Contracts	(252,632)	—	—

Total	$(252,632)	$555,186,505	$8,840,011

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal Bonds
Balance as of 4/30/10	$7,020,011
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,820,000	**
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 7/31/10	$8,840,011

**	Of which, $8,840,011 was included in Net Assets relating to securities held at the reporting period end.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at fair value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 22, 2010

*	Print the name and title of each signing officer under his or her signature.